Income Taxes (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Total income tax provision